Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
On-balance sheet
Cash collateral and settlement balances	£ 77,222	£ 77,168	[1]	£ 90,135
Cash and balances at central banks	177,069	171,082	[1]	102,353
Loans and advances	326,406	324,048	[1]	345,900
Reverse repurchase agreements and other similar secured lending	2,308	12,546	[1]	13,454
Trading portfolio assets	104,187	113,760	[1]	80,240
Financial assets at fair value through the income statement	149,648	116,281	[1]	78,608
Derivative financial instruments	222,538	237,669	[1]	346,626
Other assets	1,006	3,022
Total Assets	1,133,283	1,133,248	[1]	£ 1,213,126	[2]
Debt securities [member]
On-balance sheet
Trading portfolio assets	57,283	51,200
Traded loans [member]
On-balance sheet
Trading portfolio assets	7,234	3,140
Internal credit grades [member]
On-balance sheet
Cash collateral and settlement balances	77,222	77,168
Cash and balances at central banks	177,069	171,082
Reverse repurchase agreements and other similar secured lending	2,308	12,546
Trading portfolio assets	64,517	54,340
Financial assets at fair value through the income statement	143,629
Financial assets designated at fair value		111,611
Derivative financial instruments	222,538	237,669
Financial assets measured at fair value through other comprehensive income	51,694
Financial investments - debt securities		57,128
Other assets	1,006	3,022
Total Assets	£ 1,066,389	£ 1,048,614
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%
Financial assets designated at fair value, percentage		100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%
Financial investments - debt securities, percentage		100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Off-balance sheet
Contingent liabilities	£ 20,258
Loan commitments	323,997
Total off-balance sheet	£ 344,255
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage	100.00%
Loan commitments, percentage	100.00%
Total off-balance sheet, percentage	100.00%
Internal credit grades [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Cash collateral and settlement balances	£ 70,455	£ 72,277
Cash and balances at central banks	177,069	171,082
Reverse repurchase agreements and other similar secured lending	1,820	11,430
Trading portfolio assets	53,799	49,921
Financial assets at fair value through the income statement	103,968
Financial assets designated at fair value		92,202
Derivative financial instruments	211,695	229,262
Financial assets measured at fair value through other comprehensive income	51,546
Financial investments - debt securities		57,106
Other assets	723	2,570
Total Assets	£ 916,581	£ 910,440
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	91.00%	94.00%
Reverse repurchase agreements, percentage	79.00%	91.00%
Trading portfolio assets, percentage	83.00%	92.00%
Financial assets at fair value through the income statement, percentage	72.00%
Financial assets designated at fair value, percentage		82.00%
Derivative financial instruments, percentage	95.00%	96.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%
Financial investments - debt securities, percentage		100.00%
Other assets, percentage	72.00%	85.00%
Total assets, percentage	86.00%	87.00%
Off-balance sheet
Contingent liabilities	£ 15,434
Loan commitments	212,884
Total off-balance sheet	£ 228,318
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage	76.00%
Loan commitments, percentage	66.00%
Total off-balance sheet, percentage	66.00%
Internal credit grades [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Cash collateral and settlement balances	£ 6,763	£ 4,619
Cash and balances at central banks	0	0
Reverse repurchase agreements and other similar secured lending	444	1,101
Trading portfolio assets	9,366	3,274
Financial assets at fair value through the income statement	38,207
Financial assets designated at fair value		18,561
Derivative financial instruments	10,791	7,863
Financial assets measured at fair value through other comprehensive income	148
Financial investments - debt securities		18
Other assets	283	411
Total Assets	£ 137,475	£ 109,618
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	9.00%	6.00%
Reverse repurchase agreements, percentage	19.00%	9.00%
Trading portfolio assets, percentage	15.00%	6.00%
Financial assets at fair value through the income statement, percentage	27.00%
Financial assets designated at fair value, percentage		17.00%
Derivative financial instruments, percentage	5.00%	4.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%
Financial investments - debt securities, percentage		0.00%
Other assets, percentage	28.00%	14.00%
Total assets, percentage	13.00%	10.00%
Off-balance sheet
Contingent liabilities	£ 4,485
Loan commitments	106,564
Total off-balance sheet	£ 111,049
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage	22.00%
Loan commitments, percentage	33.00%
Total off-balance sheet, percentage	33.00%
Internal credit grades [member] | 11.35% to 100% [member]
On-balance sheet
Cash collateral and settlement balances	£ 4	£ 272
Cash and balances at central banks	0	0
Reverse repurchase agreements and other similar secured lending	44	15
Trading portfolio assets	1,352	1,145
Financial assets at fair value through the income statement	1,454
Financial assets designated at fair value		848
Derivative financial instruments	52	544
Financial assets measured at fair value through other comprehensive income	0
Financial investments - debt securities		4
Other assets	0	41
Total Assets	£ 12,333	£ 28,556
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	2.00%	0.00%
Trading portfolio assets, percentage	2.00%	2.00%
Financial assets at fair value through the income statement, percentage	1.00%
Financial assets designated at fair value, percentage		1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%
Financial investments - debt securities, percentage		0.00%
Other assets, percentage	0.00%	1.00%
Total assets, percentage	1.00%	3.00%
Off-balance sheet
Contingent liabilities	£ 339
Loan commitments	4,549
Total off-balance sheet	£ 4,888
Off-balance sheet percentage [abstract]
Contingent liabilities, percentage	2.00%
Loan commitments, percentage	1.00%
Total off-balance sheet, percentage	1.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member]
On-balance sheet
Loans and advances	£ 326,406	£ 324,048
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances	£ 245,506	£ 224,590
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	75.00%	73.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances	£ 71,473	£ 73,771
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	22.00%	20.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 11.35% to 100% [member]
On-balance sheet
Loans and advances	£ 9,427	£ 25,687
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	7.00%
Internal credit grades [member] | Home loans [member]
On-balance sheet
Loans and advances	£ 150,284	£ 147,002
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Home loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances	£ 137,449	£ 135,576
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	92.00%	92.00%
Internal credit grades [member] | Home loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances	£ 9,701	£ 5,781
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	4.00%
Internal credit grades [member] | Home loans [member] | 11.35% to 100% [member]
On-balance sheet
Loans and advances	£ 3,134	£ 5,645
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	4.00%
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member]
On-balance sheet
Loans and advances	£ 56,431	£ 55,767	[3]
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%	[3]
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances	£ 21,786	£ 13,195	[3]
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	39.00%	24.00%	[3]
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances	£ 31,664	£ 34,897	[3]
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	56.00%	63.00%	[3]
Internal credit grades [member] | Credit cards, unsecured and other retail lending [member] | 11.35% to 100% [member]
On-balance sheet
Loans and advances	£ 2,981	£ 7,675	[3]
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	13.00%	[3]
Internal credit grades [member] | Corporate loans [member]
On-balance sheet
Loans and advances	£ 119,691	£ 121,279
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Corporate loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances	£ 86,271	£ 75,819
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	72.00%	63.00%
Internal credit grades [member] | Corporate loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances	£ 30,108	£ 33,093
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	25.00%	27.00%
Internal credit grades [member] | Corporate loans [member] | 11.35% to 100% [member]
On-balance sheet
Loans and advances	£ 3,312	£ 12,367
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	10.00%
Internal credit grades [member] | Loans and advances [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 19,524
Financial assets designated at fair value		£ 11,037
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%
Financial assets designated at fair value, percentage		100.00%
Internal credit grades [member] | Loans and advances [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 13,177
Financial assets designated at fair value		£ 9,457
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	68.00%
Financial assets designated at fair value, percentage		86.00%
Internal credit grades [member] | Loans and advances [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 6,295
Financial assets designated at fair value		£ 817
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	32.00%
Financial assets designated at fair value, percentage		7.00%
Internal credit grades [member] | Loans and advances [member] | 11.35% to 100% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 52
Financial assets designated at fair value		£ 763
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%
Financial assets designated at fair value, percentage		7.00%
Internal credit grades [member] | Reverse repurchase agreements [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 119,041
Financial assets designated at fair value		£ 100,040
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%
Financial assets designated at fair value, percentage		100.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 85,887
Financial assets designated at fair value		£ 82,263
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	72.00%
Financial assets designated at fair value, percentage		82.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 31,813
Financial assets designated at fair value		£ 17,692
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	27.00%
Financial assets designated at fair value, percentage		18.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 11.35% to 100% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 1,341
Financial assets designated at fair value		£ 85
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%
Financial assets designated at fair value, percentage		0.00%
Internal credit grades [member] | Other financial assets [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 542
Financial assets designated at fair value		£ 519
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%
Financial assets designated at fair value, percentage		100.00%
Internal credit grades [member] | Other financial assets [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 524
Financial assets designated at fair value		£ 482
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	97.00%
Financial assets designated at fair value, percentage		93.00%
Internal credit grades [member] | Other financial assets [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 18
Financial assets designated at fair value		£ 37
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	3.00%
Financial assets designated at fair value, percentage		7.00%
Internal credit grades [member] | Other financial assets [member] | 11.35% to 100% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 0
Financial assets designated at fair value		£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%
Financial assets designated at fair value, percentage		0.00%
Internal credit grades [member] | Debt securities [member]
On-balance sheet
Trading portfolio assets	£ 57,283	£ 51,200
Financial assets at fair value through the income statement	£ 4,522
Financial assets designated at fair value		£ 15
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%
Financial assets designated at fair value, percentage		100.00%
Internal credit grades [member] | Debt securities [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Trading portfolio assets	£ 51,896	£ 48,489
Financial assets at fair value through the income statement	£ 4,380
Financial assets designated at fair value		£ 0
On-balance sheet, percentage
Trading portfolio assets, percentage	90.00%	95.00%
Financial assets at fair value through the income statement, percentage	97.00%
Financial assets designated at fair value, percentage		0.00%
Internal credit grades [member] | Debt securities [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Trading portfolio assets	£ 4,998	£ 2,085
Financial assets at fair value through the income statement	£ 81
Financial assets designated at fair value		£ 15
On-balance sheet, percentage
Trading portfolio assets, percentage	9.00%	4.00%
Financial assets at fair value through the income statement, percentage	2.00%
Financial assets designated at fair value, percentage		100.00%
Internal credit grades [member] | Debt securities [member] | 11.35% to 100% [member]
On-balance sheet
Trading portfolio assets	£ 389	£ 626
Financial assets at fair value through the income statement	£ 61
Financial assets designated at fair value		£ 0
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	1.00%
Financial assets designated at fair value, percentage		0.00%
Internal credit grades [member] | Traded loans [member]
On-balance sheet
Trading portfolio assets	£ 7,234	£ 3,140
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades [member] | Traded loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Trading portfolio assets	£ 1,903	£ 1,432
On-balance sheet, percentage
Trading portfolio assets, percentage	27.00%	45.00%
Internal credit grades [member] | Traded loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Trading portfolio assets	£ 4,368	£ 1,189
On-balance sheet, percentage
Trading portfolio assets, percentage	60.00%	38.00%
Internal credit grades [member] | Traded loans [member] | 11.35% to 100% [member]
On-balance sheet
Trading portfolio assets	£ 963	£ 519
On-balance sheet, percentage
Trading portfolio assets, percentage	13.00%	17.00%

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.
[3]	2017 figures have been restated to more accurately reflect the credit quality distribution within credit cards, unsecured and retail lending